Significant Event During the Reporting Period (Details)				12 Months Ended
	Apr. 10, 2023 USD ($) shares	Sep. 26, 2022 MYR (RM)	Sep. 26, 2022 USD ($)	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2023 USD ($) shares
Significant Event During the Reporting Period (Details) [Line Items]
Issue Shares of IPO	1,250,000
Issue price per share | RM / shares				RM 4
Gross proceed of initial public offering	$ 5,000,000			RM 22,090,000.00	$ 4,800,000
Exchange rate | $			$ 1
Derived from exchange rate | RM		RM 4.601
Bottom of Range [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Issue Shares of IPO				1,200,000	1,200,000
Percentage of Issued Share Capital				4.58%	4.58%
Top of Range [Member]
Significant Event During the Reporting Period (Details) [Line Items]
Issue Shares of IPO				2,173,500	2,173,500
Percentage of Issued Share Capital				8.00%	8.00%